Note 7 - Risk Management -Liquidity Risk - Contractual Maturities - Managing Liquity Risk (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
On demand [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	€ 8,179	€ 23,191
On demand [Member] | Loans to Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	252	991
On demand [Member] | Loans to other financial institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	1	1
On demand [Member] | Reverse Purchase Securities Borrowing And Similar Agreements [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	18,979	0
On demand [Member] | Loans [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	267	591
On demand [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	1	0
On demand [Member] | Issues and Debt Certificates [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	0	419
On demand [Member] | Deposits In Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	6,831	6,762
On demand [Member] | Deposit In Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	10,700	15,375
On demand [Member] | Whole sale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	233,068	206,140
On demand [Member] | Securities Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	0	0
On demand [Member] | Net Derivatives [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	0	0
Not Later Than One Month [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	31,029	13,825
Not Later Than One Month [Member] | Loans to Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	4,391	4,068
Not Later Than One Month [Member] | Loans to other financial institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	939	1,192
Not Later Than One Month [Member] | Reverse Purchase Securities Borrowing And Similar Agreements [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	2,689	20,232
Not Later Than One Month [Member] | Loans [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	21,203	20,272
Not Later Than One Month [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	1,579	708
Not Later Than One Month [Member] | Issues and Debt Certificates [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	3,648	7,380
Not Later Than One Month [Member] | Deposits In Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	5,863	5,365
Not Later Than One Month [Member] | Deposit In Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	4,827	6,542
Not Later Than One Month [Member] | Whole sale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	45,171	49,053
Not Later Than One Month [Member] | Securities Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	35,502	38,153
Not Later Than One Month [Member] | Net Derivatives [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	(18)	(2,123)
Later Than One Month And Not Later Than Three Months [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	0	0
Later Than One Month And Not Later Than Three Months [Member] | Loans to Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	181	254
Later Than One Month And Not Later Than Three Months [Member] | Loans to other financial institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	758	967
Later Than One Month And Not Later Than Three Months [Member] | Reverse Purchase Securities Borrowing And Similar Agreements [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	1,921	544
Later Than One Month And Not Later Than Three Months [Member] | Loans [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	26,323	25,990
Later Than One Month And Not Later Than Three Months [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	4,159	3,566
Later Than One Month And Not Later Than Three Months [Member] | Issues and Debt Certificates [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	4,209	2,943
Later Than One Month And Not Later Than Three Months [Member] | Deposits In Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	1,082	1,181
Later Than One Month And Not Later Than Three Months [Member] | Deposit In Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	3,290	8,624
Later Than One Month And Not Later Than Three Months [Member] | Whole sale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	18,616	25,522
Later Than One Month And Not Later Than Three Months [Member] | Securities Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	2,284	3,561
Later Than One Month And Not Later Than Three Months [Member] | Net Derivatives [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	(110)	(95)
Later Than Three Months And Not Later Than Six Months [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	0	0
Later Than Three Months And Not Later Than Six Months [Member] | Loans to Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	169	155
Later Than Three Months And Not Later Than Six Months [Member] | Loans to other financial institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	796	675
Later Than Three Months And Not Later Than Six Months [Member] | Reverse Purchase Securities Borrowing And Similar Agreements [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	541	523
Later Than Three Months And Not Later Than Six Months [Member] | Loans [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	23,606	22,318
Later Than Three Months And Not Later Than Six Months [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	4,423	3,688
Later Than Three Months And Not Later Than Six Months [Member] | Issues and Debt Certificates [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	4,238	5,547
Later Than Three Months And Not Later Than Six Months [Member] | Deposits In Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	2,335	2,104
Later Than Three Months And Not Later Than Six Months [Member] | Deposit In Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	1,959	3,382
Later Than Three Months And Not Later Than Six Months [Member] | Whole sale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	11,428	15,736
Later Than Three Months And Not Later Than Six Months [Member] | Securities Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	1,405	1,403
Later Than Three Months And Not Later Than Six Months [Member] | Net Derivatives [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	(116)	(190)
Later Than Six Months And Not Later Than Nine Months [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	0	0
Later Than Six Months And Not Later Than Nine Months [Member] | Loans to Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	120	48
Later Than Six Months And Not Later Than Nine Months [Member] | Loans to other financial institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	628	714
Later Than Six Months And Not Later Than Nine Months [Member] | Reverse Purchase Securities Borrowing And Similar Agreements [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	426	0
Later Than Six Months And Not Later Than Nine Months [Member] | Loans [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	15,380	16,212
Later Than Six Months And Not Later Than Nine Months [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	2,380	2,301
Later Than Six Months And Not Later Than Nine Months [Member] | Issues and Debt Certificates [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	1,227	3,463
Later Than Six Months And Not Later Than Nine Months [Member] | Deposits In Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	392	800
Later Than Six Months And Not Later Than Nine Months [Member] | Deposit In Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	554	2,566
Later Than Six Months And Not Later Than Nine Months [Member] | Whole sale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	8,711	11,863
Later Than Six Months And Not Later Than Nine Months [Member] | Securities Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	396	1,004
Later Than Six Months And Not Later Than Nine Months [Member] | Net Derivatives [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	(135)	(111)
Later Than Nine Months And Not Later Than One Year [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	0	0
Later Than Nine Months And Not Later Than One Year [Member] | Loans to Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	122	72
Later Than Nine Months And Not Later Than One Year [Member] | Loans to other financial institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	447	532
Later Than Nine Months And Not Later Than One Year [Member] | Reverse Purchase Securities Borrowing And Similar Agreements [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	815	428
Later Than Nine Months And Not Later Than One Year [Member] | Loans [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	17,516	15,613
Later Than Nine Months And Not Later Than One Year [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	13,391	4,312
Later Than Nine Months And Not Later Than One Year [Member] | Issues and Debt Certificates [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	2,456	5,967
Later Than Nine Months And Not Later Than One Year [Member] | Deposits In Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	1,714	2,176
Later Than Nine Months And Not Later Than One Year [Member] | Deposit In Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	1,328	1,897
Later Than Nine Months And Not Later Than One Year [Member] | Whole sale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	10,368	11,343
Later Than Nine Months And Not Later Than One Year [Member] | Securities Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	973	912
Later Than Nine Months And Not Later Than One Year [Member] | Net Derivatives [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	(117)	(326)
Later Than One Year And Not Later Than Two Years [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	0	0
Later Than One Year And Not Later Than Two Years [Member] | Loans to Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	116	117
Later Than One Year And Not Later Than Two Years [Member] | Loans to other financial institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	1,029	1,330
Later Than One Year And Not Later Than Two Years [Member] | Reverse Purchase Securities Borrowing And Similar Agreements [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	30	500
Later Than One Year And Not Later Than Two Years [Member] | Loans [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	43,973	44,956
Later Than One Year And Not Later Than Two Years [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	5,789	19,320
Later Than One Year And Not Later Than Two Years [Member] | Issues and Debt Certificates [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	5,772	7,825
Later Than One Year And Not Later Than Two Years [Member] | Deposits In Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	930	746
Later Than One Year And Not Later Than Two Years [Member] | Deposit In Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	963	1,340
Later Than One Year And Not Later Than Two Years [Member] | Whole sale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	7,607	8,619
Later Than One Year And Not Later Than Two Years [Member] | Securities Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	64	1,281
Later Than One Year And Not Later Than Two Years [Member] | Net Derivatives [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	(336)	(132)
Later Than Two Years And Not Later Than Three Years [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	0	0
Later Than Two Years And Not Later Than Three Years [Member] | Loans to Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	112	87
Later Than Two Years And Not Later Than Three Years [Member] | Loans to other financial institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	681	918
Later Than Two Years And Not Later Than Three Years [Member] | Reverse Purchase Securities Borrowing And Similar Agreements [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	727	286
Later Than Two Years And Not Later Than Three Years [Member] | Loans [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	35,383	35,093
Later Than Two Years And Not Later Than Three Years [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	11,289	10,010
Later Than Two Years And Not Later Than Three Years [Member] | Issues and Debt Certificates [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	6,432	5,963
Later Than Two Years And Not Later Than Three Years [Member] | Deposits In Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	765	1,156
Later Than Two Years And Not Later Than Three Years [Member] | Deposit In Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	286	686
Later Than Two Years And Not Later Than Three Years [Member] | Whole sale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	2,612	5,060
Later Than Two Years And Not Later Than Three Years [Member] | Securities Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	23,009	640
Later Than Two Years And Not Later Than Three Years [Member] | Net Derivatives [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	(91)	(82)
3 to 5 Years [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	0	0
3 to 5 Years [Member] | Loans to Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	157	122
3 to 5 Years [Member] | Loans to other financial institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	806	942
3 to 5 Years [Member] | Reverse Purchase Securities Borrowing And Similar Agreements [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	226	124
3 to 5 Years [Member] | Loans [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	50,809	55,561
3 to 5 Years [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	12,070	16,662
3 to 5 Years [Member] | Issues and Debt Certificates [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	18,391	14,016
3 to 5 Years [Member] | Deposits In Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	171	859
3 to 5 Years [Member] | Deposit In Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	355	875
3 to 5 Years [Member] | Whole sale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	1,833	781
3 to 5 Years [Member] | Securities Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	338	23,959
3 to 5 Years [Member] | Net Derivatives [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	(106)	(105)
Over 5 Years [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	0	0
Over 5 Years [Member] | Loans to Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	1,868	4,087
Over 5 Years [Member] | Loans to other financial institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	1,975	336
Over 5 Years [Member] | Reverse Purchase Securities Borrowing And Similar Agreements [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	0	189
Over 5 Years [Member] | Loans [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	123,568	133,589
Over 5 Years [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	44,666	51,472
Over 5 Years [Member] | Issues and Debt Certificates [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	30,162	31,875
Over 5 Years [Member] | Deposits In Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	1,429	3,714
Over 5 Years [Member] | Deposit In Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	1,045	2,825
Over 5 Years [Member] | Whole sale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	2,034	936
Over 5 Years [Member] | Securities Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	1,697	1,712
Over 5 Years [Member] | Net Derivatives [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	(419)	(47)
Total [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	39,208	37,016
Total [Member] | Loans to Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	7,488	10,002
Total [Member] | Loans to other financial institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	8,060	7,608
Total [Member] | Reverse Purchase Securities Borrowing And Similar Agreements [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	26,354	22,826
Total [Member] | Loans [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	358,028	370,195
Total [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets for Liquity	99,747	112,039
Total [Member] | Issues and Debt Certificates [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	76,535	85,397
Total [Member] | Deposits In Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	21,512	24,862
Total [Member] | Deposit In Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	25,307	44,114
Total [Member] | Whole sale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	341,448	335,052
Total [Member] | Securities Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	65,668	72,626
Total [Member] | Net Derivatives [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations Liquidity Risk	€ (1,448)	€ (3,210)